Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 17,372,232
Company	11,427,090
Rollover	6,706,130
Total contributions	35,505,452
Investment income:
Interest income	391,972
Dividends	7,903,808
Net appreciation in fair value of investments	49,549,341
Net investment income	57,845,121
Interest income on notes receivable from participants	503,929
Other additions	71,405
Total additions	93,925,907
DEDUCTIONS:
Benefits paid to participants	48,803,708
Administrative and other expenses	341,464
Total deductions	49,145,172
INCREASE IN NET ASSETS	44,780,735
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	373,350,931
End of year	$ 418,131,666